Related Party Transactions (Details) - USD ($)				6 Months Ended	9 Months Ended
	Jan. 10, 2025	Aug. 06, 2024	Jul. 12, 2024	Dec. 31, 2024	Sep. 30, 2025
Related Party Transactions [Line Items]
Working capital loans (in Dollars)				$ 2,000,000	$ 2,000,000
Sponsor HoldCo [Member]
Related Party Transactions [Line Items]
Capital contribution (in Dollars)			$ 25,000
Sponsor [Member]
Related Party Transactions [Line Items]
Capital contribution (in Dollars)			$ 25,000
Number of shares issued		220,000
Director [Member]
Related Party Transactions [Line Items]
Number of shares issued		30,000
Director [Member] | Sponsor HoldCo [Member]
Related Party Transactions [Line Items]
Shares transferred		30,000
Executive Chairman [Member]
Related Party Transactions [Line Items]
Shares transferred		130,000
Chief Executive Officer [Member]
Related Party Transactions [Line Items]
Number of shares issued		130,000
Class B Ordinary Shares [Member]
Related Party Transactions [Line Items]
Shares forfeiture				875,000
Class B Ordinary Shares [Member] | Sponsor HoldCo [Member]
Related Party Transactions [Line Items]
Number of shares issued			6,708,333
Class B Ordinary Shares [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Number of shares issued			6,708,333
Class A Ordinary Shares [Member]
Related Party Transactions [Line Items]
Working capital loans convertible price per share (in Dollars per share)				$ 10	$ 10
Over-Allotment Option [Member]
Related Party Transactions [Line Items]
Number of shares issued				2,625,000
Shares forfeiture	875,000		875,000
IPO [Member]
Related Party Transactions [Line Items]
Percentage of issued and outstanding shares	25.00%
Percentage of shares issued and outstanding			25.00%
Founder Shares [Member]
Related Party Transactions [Line Items]
Shares transferred		220,000